Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 100	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 3,190,961,180
Less: Amounts allocated to withdrawing participants at December 31, 2025 (not yet paid)	(7,573,665)
Less: Deemed distributions	(95,447)
Add: Amounts allocated to withdrawing participants at December 31, 2024	4,729,325
Add: Loan offset	151,987
Net increase in net assets available for benefits per the Form 5500	$ 3,188,173,380